Loss in Exchange Difference for Account in Consolidated Statement of Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Loss transfer from other comprehensive income	$ (319)	$ (202)	$ 36
Loss recognized due to changes in spot-forward difference	(14)
Total	$ (333)